Notes to the Profit or Loss Statement - Calculation of Weighted Average Number of Ordinary Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about weighted average number of common stock [line items]
Shares Issued on January 1	32,890,046	31,957,958
Weighted-average Number of Shares of Common Stock	0	31,611,155	31,338,948
Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Shares Issued on January 1	31,957,958	31,839,572
Effect of Treasury Shares Held on January 1	(225,800)	(281,036)
Effect of Share Issuance	725,953	0
Weighted-average Number of Shares of Common Stock	32,525,644	31,611,155
Shares Issued in January [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	3,291	247
Shares Issued in February [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	0	230
Shares Issued in March [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	17,516	208
Shares Issued in April [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	12,561	10,500
Shares Issued in May [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	22,106	5,789
Shares Issued in June [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	183	296
Shares Issued in July [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	707	588
Shares Issued in August [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	631	1,533
Shares Issued in September [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	5,829	25,122
Shares Issued in October [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	4,709	331
Shares Issued in November [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	0	7,702
Shares Issued in December [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	0	73